FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis
The following table demonstrates the sensitivity to a possible change in exchange rates against the U.S. dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives). The Company’s exposure to foreign currency changes for all other currencies is not material.

	Effect on profit / (loss) before tax
Change in foreign exchange rate against US$	10% depreciation	10% appreciation

2023
Russian Ruble	14	(16)
Bangladeshi Taka	(30)	33
Pakistani Rupee	(13)	15
Ukrainian Hryvnia	(2)	2
Other currencies (net)	(3)	3

2022
Russian Ruble	(5)	6
Bangladeshi Taka	(34)	37
Pakistani Rupee	(15)	17
Ukrainian Hryvnia	(1)	1
Other currencies (net)	(1)	1

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2023
KaR-Tel LLP - Term Facility	Nov 2026	KZT 15,000	KZT 9,800	KZT 5,200	33	22	11
Banglalink Digital Communications Ltd - Term Facility	May 2024	BDT 8,000	BDT 5,000	BDT 3,000	73	46	27

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2022
PMCL - Term Facility	Apr 2023	PKR 40,000	PKR 30,000	PKR 10,000	176	132	44

*During 2022, Revolving credit facility amount reduced to US$1,055.

Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2023 and 2022, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 16 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2023
Bank loans and bonds	1,433	1,391	1,416	237	4,477
Lease liabilities	150	497	356	514	1,517
Derivative financial liabilities
Gross cash inflows	(14)	—	—	—	(14)
Gross cash outflows	16	—	—	—	16
Trade and other payables	1,200	—	—	—	1,200
Other financial liabilities	137	203	87	66	493
Total financial liabilities	2,922	2,091	1,859	817	7,689

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2022
Bank loans and bonds	2,796	2,671	2,013	351	7,831
Lease liabilities	95	423	327	402	1,247
Trade and other payables	1,087	—	—	—	1,087
Other financial liabilities	176	322	142	52	692
Total financial liabilities	4,154	3,416	2,482	805	10,857